March 11, 2022 VIA EDGAR TRANSMISSION	Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com W. Thomas Conner Shareholder +1 202 312 3331 tconner@vedderprice.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Initial Registration Statement on Form S-3
Brighthouse Life Insurance Company
Brighthouse Shield® Level Select 6-Year Annuity

To the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement on Form S-3 (the “Registration Statement”) for certain individual single premium deferred index-linked separate account annuity contracts. Exhibits not included with this filing, and certain other information will be added, and clarifying or stylistic changes will be made, by pre-effective amendment.

The primary purpose for which the Initial Registration Statement is being filed is to comply with the requirement in Rule 415(a)(5) under the Securities Act to file a new registration statement within three years of the effective date of the initial registration statement. In addition, the Registration Statement reflects certain immaterial disclosure updates and clarifying edits.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (202) 312-3331 or Nathaniel Segal at (312) 609-7747.

Very truly yours,

/s/ W. Thomas Conner

W. Thomas Conner

Shareholder*

WTC

cc:	Michele H. Abate, Associate General Counsel, Brighthouse Financial, Inc.
Alyson Saad, Managing Corporate Counsel, Brighthouse Financial, Inc.
Nathaniel Segal, Counsel, Vedder Price P.C.

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